Deferred Revenue and Customer Deposits - Roll Forward of Customer Deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Balance at beginning of year	¥ 37,923	$ 5,812	¥ 26,416
Cash received from customers during the year	374,811	57,442	419,303
Revenue recognized during the year	(363,963)	(55,780)	(399,933)
Refunds paid during the year	(10,730)	(1,644)	(7,863)
Balance at end of the year	¥ 38,041	$ 5,830	¥ 37,923